CONTINGENT LIABILITIES AND PROVISIONS	12 Months Ended
Dec. 31, 2017
CONTINGENT LIABILITIES AND PROVISIONS
CONTINGENT LIABILITIES AND PROVISIONS

24.       CONTINGENT LIABILITIES AND PROVISIONS

Litigation

Litigation expenses are legal and other expenses incurred in litigation matters during the period. The legal costs associated with defending legal claims in the current period include a lawsuit filed by CardiAQ in the U.S. District Court for the District of Massachusetts concerning intellectual property rights ownership, unfair trade practices and a breach of contract relating to Neovasc's transcatheter mitral valve technology, including the Tiara, and a complaint filed by CardiAQ against Neovasc in Germany requesting that Neovasc assign its right to one of its European patent applications to CardiAQ. Although we intend to vigorously defend ourselves against the remaining claims, we cannot assure that we will succeed in appealing and defending any of these claims and that judgments will not be upheld against us. If we are unsuccessful in our appeal and defense of these claims or unable to settle the claims in a manner satisfactory to us, we may be faced with significant loss of intellectual property rights that could have a material adverse effect on the Company and its financial condition.

Claims by CardiAQ in Germany

On June 23, 2014, CardiAQ also filed a complaint against Neovasc in the German Court requesting that Neovasc assign its right to one of its European patent applications to CardiAQ. After a hearing held on December 14, 2016, the German Court rendered its decision on June 16, 2017, granting co-ownership of the European patent application to CardiAQ but denying their claim for full entitlement. There are no monetary awards associated with these matters and no damages award has been recognized. On July 14, 2017, Neovasc filed a notice of appeal against the German Court's decision with the Appeals Court of Munich. On July 20, 2017, CardiAQ filed a notice of appeal with the same court. Both parties have in the meantime substantiated their respective appeals. No hearing date has yet been set by the court. As a next step, both parties have been given a deadline to file written responses by March 30, 2018. The case is likely to be heard in the third or fourth quarter of 2018, and there is likely to be further exchanges of written submissions between the parties in the time leading up to that hearing.

Claims by CardiAQ in the United States

On March 24, 2017, CardiAQ filed a related lawsuit in the Court, asserting two claims for correction of patent inventorship as to Neovasc's U.S. Patents Nos. 9,241,790 and 9,248,014. On October 4, 2017, CardiAQ amended its pleading to add a third claim for correction of patent inventorship as to Neovasc's U.S. Patent No. 9,770,329. The lawsuit does not seek money damages and would not prevent the Company from practicing these patents. The Company moved to dismiss the complaint on November 16, 2017, and briefing on the Company's motion to dismiss completed on December 21, 2017. No other litigation schedule or deadlines have been set. Litigation is inherently uncertain. Therefore, until these matters have been resolved to their conclusion by the appropriate courts the Company cannot give any assurance as to the outcome.

Between June 2016 and November 2017, Neovasc was engaged in litigation with CardiAQ in the U.S. District Court for the District of Massachusetts (the "Court") and, upon appeal, in the United States Court of Appeals for the Federal Circuit (the "Appeals Court"). This litigation concerned intellectual property rights ownership, unfair trade practices and breach of contract relating to Neovasc's transcatheter mitral valve technology, including the Tiara. Following a trial in Boston, Massachusetts, a jury found in favor of CardiAQ and awarded $70 million on the trade secret claim for relief, and no damages on the contractual claims for relief. The Court later awarded CardiAQ $21 million in enhanced damages on the trade secret claim for relief and $20,675,154 in pre-judgment interest and $2,354 per day in post-judgment interest from November 21, 2016. Neovasc and CardiAQ each appealed on various grounds, and on September 1, 2017, the Appeals Court affirmed the trial court judgment against Neovasc, and denied CardiAQ's cross-appeal. On November 13, 2017, the final mandate was issued by the Appeals Court and approximately $70 million was released from escrow to CardiAQ to partially settle approximately $112 million damages and interest awards. Upon closing of the 2017 Financings on November 17, 2017, the Company used approximately $42 million from the $65 million net proceeds of the 2017 Financings to settle the remaining damages and interest awards.

Other Matters

By way of Amended Statement of Claim in Federal Court of Canada Action T-1831-16 (the "Action") Neovasc Inc. and Neovasc Medical Inc. (the "Neovasc Defendants") were added as defendants to an existing action commenced by Edwards Lifesciences PVT, Inc. and Edwards Lifesciences (Canada) Inc. against Livanova Canada Corp., Livanova PLC, Boston Scientific Corporation and Boston Scientific Ltd. (collectively, the "BSC/Livanova Defendants"). The Action was first filed in October 2016 and first concerned an allegation by the plaintiffs that the manufacturing, assembly, use, sale and export of the Lotus Aortic Valve devices by the BSC/Livanova Defendants infringes on the plaintiffs' patents. In February 2017, the Neovasc Defendants were added to the plaintiffs' claim making related allegations. In summary, the plaintiffs make three types of allegations as against the Neovasc Defendants: (a) indirect infringement claims; (b) direct infringement claims; and (c) claims of inducement. The plaintiffs seek various declarations, injunctions and unspecified damages and costs. The Neovasc Defendants filed their Statement of Defence in November 2017. The other defendants have not yet filed their Statements of Defence. The Neovasc Defendants intend to vigorously defend themselves.

The Company is aware of a potential claim involving another party's intellectual property rights, which the Company is investigating and believes to be without merit. The Company is in preliminary discussions with that party and believes that settlement of the matter, if warranted, can be achieved on reasonable commercial terms.

When the Company assesses that it is more likely that no present obligation exists at the end of the reporting period and that the possibility of an outflow of economic resources embodying economic benefits is remote, no provision is recognized and no contingent liability disclosure is required.

Non-litigation Matters

Remedial TSX Delisting Review

On November 13, 2017, the Toronto Stock Exchange ("TSX") reported that Neovasc Inc. was under a remedial delisting review. The Company had 120 days to regain compliance with the exchange's continued listing requirements (see Note 25: SUBSEQUENT EVENTS — Remedial TSX Delisting Conclusion).